(WFA Allocation Funds - Administrator Class) | (Wells Fargo Diversified Capital Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Diversified Capital Builder Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - (Wells Fargo Diversified Capital Builder Fund)	Administrator Class
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]
[1]	The Manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Diversified Capital Builder Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	107	336	584	1,293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  Up to 90% of the Fund's total assets in equity securities;

  Up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade; and

  Up to 25% of the Fund's total assets in foreign equity and debt securities.

The Fund's target allocation is as follows:

  70% to 90% in equity securities; and

  10% to 30% in debt securities.

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+15.59%
Lowest Quarter: 4th Quarter 2008	-27.41%

Average Annual Total Returns for the periods ended 12/31/2016	[2]
Average Annual Total Returns - (Wells Fargo Diversified Capital Builder Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class		Jul. 30, 2010	22.27%	14.18%	6.33%
Administrator Class | (after taxes on distributions)		Jul. 30, 2010	19.35%	12.72%	5.72%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)		Jul. 30, 2010	14.66%	11.16%	5.42%
Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		13.42%	12.86%	7.24%
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (reflects no deduction for fees, expenses, or taxes)			17.34%	7.30%	7.27%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)			12.05%	14.69%	7.08%
[1]	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the Russell 1000® Index (75%) and the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%). You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Allocation Funds - Administrator Class) | (Wells Fargo Diversified Income Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Diversified Income Builder Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Diversified Income Builder Fund)	Administrator Class
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
[1]	The Manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Diversified Income Builder Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	92	308	543	1,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds and corporate bonds;

  Up to 30% of the Fund's total assets in equity securities, including common and preferred stocks; and

  Up to 25% of the Fund's total assets in foreign equity and debt securities.

The Fund's target allocation is as follows:

  70% to 90% in debt securities; and

  10% to 30% in equity securities.

The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds and corporate bonds. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 30% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 70% to 90% in debt securities and 10% to 30% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+10.25%
Lowest Quarter: 4th Quarter 2008	-17.10%

Average Annual Total Returns for the periods ended 12/31/2016	[3]
Average Annual Total Returns - (Wells Fargo Diversified Income Builder Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class		Jul. 30, 2010	15.31%	8.57%	5.62%
Administrator Class | (after taxes on distributions)		Jul. 30, 2010	13.27%	6.12%	3.46%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)		Jul. 30, 2010	8.76%	5.75%	3.49%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		16.07%	9.17%	7.33%
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (reflects no deduction for fees, expenses, or taxes)			17.34%	7.30%	7.27%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)			12.05%	14.69%	7.08%
[1]	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%) and the Russell 1000® Index (25%). You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Allocation Funds - Administrator Class) | (Wells Fargo Index Asset Allocation Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (Wells Fargo Index Asset Allocation Fund)	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Wells Fargo Index Asset Allocation Fund)	Administrator Class
Management Fees	0.62%
Distribution (12b-1) Fees	none
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
[1]	The Manager has contractually committed through January 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (Wells Fargo Index Asset Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Administrator Class | | USD ($)	92	313	552	1,237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Bloomberg Barclays U.S. Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.

The Fund's "neutral" target allocation is as follows:

  60% of the Fund's total assets in equity securities; and

  40% of the Fund's total assets in fixed income securities.

The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury notes and bonds to replicate the Bloomberg Barclays U.S. Treasury Index. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement changes to target allocations and to make adjustments to the duration of the Fund's fixed income portion.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Portfolio Asset Allocation
The following table provides the Fund's neutral allocations and target allocation ranges.

Investment Style	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	60%	45-75%
Fixed Income Styles	40%	25-55%

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Index Tracking Risk. A Fund may not achieve exact correlation between the performance of the Fund and the index it tracks due to factors such as transaction costs, shareholder purchases and redemptions and the timing of changes in the composition of the index. The Fund may invest in only a representative sample of the securities that comprise the index and may hold securities not included in the index, subjecting the Fund to increased tracking risk. Maintaining investments in securities regardless of market conditions or the investment merits of the securities in seeking to replicate an index's composition or performance could cause the Fund's returns to be lower than if the Fund employed an active strategy.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2009	+14.17%
Lowest Quarter: 4th Quarter 2008	-14.85%

Average Annual Total Returns for the periods ended 12/31/2016
Average Annual Total Returns - (Wells Fargo Index Asset Allocation Fund) -		Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class		Nov. 08, 1999	7.75%	11.76%	6.43%
Administrator Class | (after taxes on distributions)		Nov. 08, 1999	7.26%	10.97%	5.67%
Administrator Class | (after taxes on distributions and the sale of Fund Shares)		Nov. 08, 1999	4.75%	9.26%	4.99%
Index Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)	[1]		7.66%	10.43%	7.75%
Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)			1.04%	1.21%	3.97%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)			11.96%	14.66%	6.95%
[1]	Source: Wells Fargo Funds Management, LLC. Effective April 1, 2015, the Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Composite Index was weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury 20+ Year Index (formerly known as Barclays U.S. Treasury 20+ Year Index). You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Diversified Capital Builder Fund.
[3]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Administrator Class of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Diversified Income Builder Fund.